OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current and Non-Current Receivables

	As of December 31,
	2025	2024
Current
Prepaid expenses	44,394	24,992
Income tax credits	21,990	9,216
Sublease Receivables	5,370	464
Tax credit - VAT	2,675	4,139
Advances to suppliers	2,458	2,791
Other tax credits	2,063	2,549
Tax credit - Knowledge Law (note 3.7.1.1)	—	1,746
Others	5,455	8,042
TOTAL	84,405	53,939

Non-current
Income tax credits	35,574	30,320
Guarantee deposits	7,482	7,417
Tax credit - VAT	3,327	—
Prepaid expenses	1,490	1,760
Sublease Receivables	598	216
Other tax credits	318	347
Others	707	724
TOTAL	49,496	40,784